ACCRUED EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Accrued Expenses Tables
Accrued expenses
	July 31, 2017	April 30, 2017

Accrued payroll	$30,090	$30,090
Accrued consulting	31,633	75,633
Accrued interest	373,516	815,276
Other	62,541	62,541

	$497,780	$983,540

	2017	2016

Accrued payroll	$30,090	$240,309
Accrued consulting	75,633	75,633
Accrued interest	815,276	670,324
Other	62,541	62,541

	$983,540	$1,048,807